CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 354,760	$ 581,010
Restricted cash, current	97,988	255,917
Short-term investments	455,184	10,138
Accounts receivable (net of allowance of US$15,019 and US$21,397 as of December 31, 2013 and 2014, respectively)	49,691	44,541
Funds receivable	62,163	37,124
Prepayments and other current assets	30,161	31,758
Commitment deposits	47,312
Loans receivable, current	79,641
Deferred tax assets, current	2,991	3,165
Total current assets	1,179,891	963,653
Non-current assets:
Property and equipment, net	217,105	221,442
Loans receivable, non-current	2,009
Restricted cash, non-current	109,495	257,499
Deferred tax assets, non-current	1,570	1,728
Deposit for non-current assets	86,515	38,140
Long-term investments	121,292
Prepayment for business acquisition	9,806
Other non-current assets	16,556	22,627
Total non-current assets	564,348	541,436
Total assets	1,744,239	1,505,089
Current liabilities:
Short-term loans	80,750	90,000
Deferred revenue	119,042	115,043
Accrued expenses and other liabilities	221,901	143,292
Customers' refundable fees	42,392	53,066
Income tax payable	35,394	43,688
Amounts due to a related party	660	537
Total current liabilities	500,139	445,626
Non-current liabilities:
Long-term loans	100,000	180,750
Convertible senior notes	400,000	350,000
Deferred tax liabilities, non-current	111,026	84,767
Other non-current liabilities	385	479
Total non-current liabilities	611,411	615,996
Total liabilities	1,111,550	1,061,622
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	101,072	89,071
Accumulated other comprehensive income	49,566	43,381
Retained earnings	471,352	300,515
Total SouFun Holdings Limited shareholders' equity	632,609	443,467
Noncontrolling interests	80
Total shareholders' equity	632,689	443,467
Total liabilities and shareholders' equity	1,744,239	1,505,089
Common Class A [Member]
Shareholders' equity:
Ordinary shares	7,495	7,376
Common Class B [Member]
Shareholders' equity:
Ordinary shares	$ 3,124	$ 3,124